Acquisitions (Details)						12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Dec. 01, 2022	Jan. 15, 2022 CAD ($)	Nov. 24, 2021	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Acquisitions (Details) [Line Items]
Capital contribution							$ 3,000,000
Additional capital							3,000,000
Purchase price	$ 187,505	$ 250,000				$ 187,505
Annual salary		200,000
Severance paid		$ 100,000
Additional paid-in-capital (in Dollars)						208,321
Non-controlling interest (in Dollars)						$ 20,817
EduGlobal Holdings [Member]
Acquisitions (Details) [Line Items]
Aggregate price							100
Consideration amount							$ 1,000,000
Acquisition of RIL [Member]
Acquisitions (Details) [Line Items]
Ownership percentage							20.00%
Convertible Debt Security [Member]
Acquisitions (Details) [Line Items]
Convertible debt, percentage								100.00%
Subscription Agreement [Member]
Acquisitions (Details) [Line Items]
Stock purchase agreement, description					Pursuant to the Stock Purchase Agreement and Subscription Agreement, the Company acquired 70% of the equity of Ameri-Can and 77.78% of the voting equity of Ameri-Can for an aggregate purchase price of: (i) $1,250,000 in cash and the issuance of 201,613 shares of Company common stock (the “Purchaser Shares”) to the Sellers at a share price of $6.20 with a value of $1,250,000; and (ii) $2,500,000 in cash to subscribe additional 900 common shares of Ameri-Can. Of the remaining 30% of the equity Ameri-Can, 10% is held by one Seller and represents non-voting and non-dilutable equity.
Acquisition of RIL [Member]
Acquisitions (Details) [Line Items]
Common shares, percentage	20.00%	20.00%		80.00%			20.00%
Total consideration				$ 1,000,000
Acquisition of Ameri-Can [Member]
Acquisitions (Details) [Line Items]
Convertible debt, percentage			100.00%